FIXED ASSETS (Details narrative)	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)
Fixed Assets Details Narrative
land, building and the mill equipment	CAD 1,244,117
Depreciation	CAD 5,869	$ 8,770